Deferred Tax	12 Months Ended
Mar. 31, 2018
Deferred Tax
Deferred Tax

25. Deferred Tax

Unrecognized Deferred Tax Assets

        Deferred tax assets have not been recognized in respect of the following items :

	As at March 31,
	2017	2018
Deductible temporary differences	100,688	178,275
Tax loss carry forward and unabsorbed depreciation	1,599,747	1,929,178

Total	1,700,435	2,107,453

        In the Group, there are few subsidiaries for which no deferred tax assets have been recognised on deductible temporary differences of INR 573,762 (March 31, 2017: 329,462) and tax losses of INR 6,159,435 (March 31, 2017: 4,265,167) and unabsorbed depreciation of INR 1,759,363 (March 31, 2017: 912,006), as it is not probable that taxable profit will be available in near future against which these can be utilized. Tax losses are available as an offset against future taxable profit expiring at various dates through 2025 and unabsorbed depreciation is available indefinitely for offsetting against future taxable profits.

Recognised Deferred Tax Assets and Liabilities

        Deferred tax assets are attributable to the following—

	For the Year Ended March 31,
	2017	2018
Property, plant and equipment and intangible assets	6,001	18,438
Trade and other receivables	17,994	36,990
Rent equalisation reserve	372	1,021
Employee benefits	4,540	12,614
Minimum alternate tax recoverable	4,863	5,027
Provision for expenses	—	26,642

Deferred tax asset	33,770	100,732

OCI gratuity	2,104	1,917

Total deferred tax asset (A)	35,874	102,649

Deferred tax liabilities are attributable to the following—
Property, plant and equipment & intangible assets	—	(44,460)

Total deferred tax liability (B)	—	(44,460)

Net deferred tax asset (A–B)	35,874	58,189

	Balance as on March 31, 2017	Acquired through business combination (refer to Note 43)	Recognised in profit or loss	Recognised in other comprehensive income	Unused/ utilized tax credit	Balance as on March, 31 2018
Property, plant and equipment and intangible assets	6,001	(37,319)	5,295	—	—	(26,022)
Trade and other receivables	17,994	26,024	(7,028)	—	—	36,990
Rent equalization reserve	372	316	333	—	—	1,021
Employee benefits	4,540	15,620	(7,546)	—	—	12,614
Minimum alternate tax recoverable	4,863	—	—	—	164	5,027
Provision for expenses	—	—	26,642	—	—	26,642
OCI gratuity	2,104	—	—	(187)	—	1,917

Deferred tax assets	35,874	4,640	17,696	(187)	164	58,189

        Pursuant to the section 115JB of Indian Income Tax Act, Group's subsidiaries in India have calculated their tax liability for current income taxes after considering Minimum Alternate Tax (MAT). The excess tax paid under MAT provisions being over and above regular tax liability can be carried forward and set off against future tax liabilities computed under regular tax provisions. Accordingly, a deferred income tax asset of INR 5,027 (March 31, 2017: INR 4,863) has been recognized on the balance sheet as on March 31, 2018, which can be carried forward for a period of fifteen years from the year of recognition.